Shareholder Fees	Aug. 10, 2026 USD ($)
xETFs Korea AI Semiconductor ETF | xETFs Korea AI Semiconductor ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
xETFS 2x Long Daily Korea AI Semiconductor ETF | xETFS 2x Long Daily Korea AI Semiconductor ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0